Summary of Significant Accounting Policies - Summary of Stock Options Outstanding Under Stock Option Plan (Details) (10Q) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Number of Shares Outstanding, beginning balance	5,873,336
Number of Shares Granted during the period			775,000
Number of Shares Outstanding, ending balance	5,833,336		5,873,336
Employee Stock [Member]
Number of Shares Granted during the period			775,000
Non-Employee Stock [Member]
Number of Shares Granted during the period
2011 Stock Option Plan [Member]
Number of Shares Outstanding, beginning balance	3,680,002	4,036,669	4,036,669	4,570,002
Number of Shares Granted during the period			725,000	300,000
Number of Shares Exercised during the period	(35,000)	(350,000)	(650,000)	(685,000)
Number of Shares Forfeited during the period	(5,000)	(131,667)	(431,667)	(148,333)
Number of Shares Outstanding, ending balance	3,640,002	3,555,002	3,680,002	4,036,669
Weighted Average Exercise Price, beginning balance	$ 0.24	$ 0.21	$ 0.21	$ 0.40
Weighted Average Exercise Price, Granted			0.34	0.21
Weighted Average Exercise Price, Exercised	0.22	0.11	0.16	0.14
Weighted Average Exercise Price, Forfeited	0.22	0.38	0.26	0.39
Weighted Average Exercise Price, ending balance	$ 0.24	$ 0.21	$ 0.24	$ 0.21
2011 Stock Option Plan [Member] | Employee Stock [Member]
Number of Shares Outstanding, beginning balance	3,680,002	4,036,669	4,036,669	4,220,002
Number of Shares Granted during the period			725,000	300,000
Number of Shares Exercised during the period	(35,000)	(350,000)	(650,000)	(335,000)
Number of Shares Forfeited during the period	(5,000)	(131,667)	(431,667)	(148,333)
Number of Shares Outstanding, ending balance	3,640,002	3,555,002	3,680,002	4,036,669
2011 Stock Option Plan [Member] | Non-Employee Stock [Member]
Number of Shares Outstanding, beginning balance				350,000
Number of Shares Granted during the period
Number of Shares Exercised during the period				(350,000)
Number of Shares Forfeited during the period
Number of Shares Outstanding, ending balance
Stock Option Plan [Member]
Number of Shares Outstanding, beginning balance	2,193,334	2,443,334	2,443,334	2,483,334
Number of Shares Granted during the period		50,000	50,000
Number of Shares Exercised during the period		(300,000)		(40,000)
Number of Shares Forfeited during the period			(300,000)
Number of Shares Outstanding, ending balance	2,193,334	2,193,334	2,193,334	2,443,334
Weighted Average Exercise Price, beginning balance	$ 0.35	$ 0.32	$ 0.32	$ 0.36
Weighted Average Exercise Price, Granted		0.21	0.21
Weighted Average Exercise Price, Exercised		0.08		0.15
Weighted Average Exercise Price, Forfeited			0.08
Weighted Average Exercise Price, ending balance	$ 0.35	$ 0.35	$ 0.35	$ 0.32
Stock Option Plan [Member] | Employee Stock [Member]
Number of Shares Outstanding, beginning balance	516,667	466,667	466,667	466,667
Number of Shares Granted during the period		50,000	50,000
Number of Shares Exercised during the period
Number of Shares Forfeited during the period
Number of Shares Outstanding, ending balance	516,667	516,667	516,667	466,667
Stock Option Plan [Member] | Non-Employee Stock [Member]
Number of Shares Outstanding, beginning balance	1,676,667	1,976,667	1,976,667	2,016,667
Number of Shares Granted during the period
Number of Shares Exercised during the period		(300,000)		(40,000)
Number of Shares Forfeited during the period			(300,000)
Number of Shares Outstanding, ending balance	1,676,667	1,676,667	1,676,667	1,976,667